Interest and Finance Costs	6 Months Ended
Jun. 30, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs

8.Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	For the six months ended June 30,
	2022	2021
Interest Expense, Debt	$9,410	$8,461
Finance Liability, Interest Expense	580	—
Amortization of Debt Issuance Costs	1,104	718
Loan and Other Expenses	115	163
Interest and Debt Expense	$11,209	$9,342